Quarterly Results Of Operations (Unaudited)	12 Months Ended
Oct. 31, 2013
Quarterly Financial Information Disclosure [Abstract]
Quarterly Results Of Operations (Unaudited)
Quarterly Results of Operations (Unaudited)
The following is a summary of the unaudited quarterly results of operations for the years ended October 31, 2013 and 2012:

	Quarter ended
Fiscal year ended October 31, 2013	January 31	April 30	July 31	October 31
Net sales	$17,295,453	$19,124,600	$19,601,919	$19,244,066
Gross profit	6,523,939	6,665,577	6,129,020	6,593,756
Income (loss) before income taxes	151,494	157,568	(219,464)	185,712
Net income (loss) attributable to Optical Cable Corporation	129,820	42,485	(124,611)	(90,531)
Basic and diluted net income (loss) per share attributable to Optical Cable Corporation	$0.02	$0.01	$(0.02)	$(0.02)
Cash dividends declared per common share	$0.02	$0.02	$0.02	$0.02

	Quarter ended
Fiscal year ended October 31, 2012	January 31	April 30	July 31	October 31
Net sales	$17,334,015	$22,051,197	$22,003,689	$22,134,429
Gross profit	6,150,054	8,860,894	8,786,953	7,755,185
Income before income taxes	192,461	1,377,432	1,732,652	580,990
Net income attributable to Optical Cable Corporation	192,444	948,925	1,173,428	434,520
Basic and diluted net income per share attributable to Optical Cable Corporation	$0.03	$0.15	$0.18	$0.07
Cash dividends declared per common share	$0.015	$0.015	$0.015	$0.015